UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            August 6, 2009

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  $1,688,049 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Par Inc.                      COM              88580F109      615    49600 SH       SOLE                                      49600
Alcon, Inc.                    COM              H01301102    15932   137200 SH       SOLE                    65000             72200
Alliance Data Systems Corporat COM              018581108    50936  1236600 SH       SOLE                   550300            686300
Amazon.com, Inc.               COM              023135106    55881   667952 SH       SOLE                   330250            337702
American Superconductor Corpor COM              030111108     4394   167400 SH       SOLE                    31100            136300
American Tower Corporation     COM              029912201    34429  1091950 SH       SOLE                   518100            573850
Apple Inc.                     COM              037833100   103950   729833 SH       SOLE                   356713            373120
AsiaInfo Holdings, Inc.        COM              04518A104     2385   138600 SH       SOLE                     8500            130100
Baidu, Inc.                    COM              056752108    21584    71685 SH       SOLE                    37250             34435
Best Buy Co., Inc.             COM              086516101    13897   414950 SH       SOLE                   194300            220650
BlackRock, Inc.                COM              09247X101    82648   471146 SH       SOLE                   219300            251846
Blue Nile, Inc.                COM              09578R103    54238  1261650 SH       SOLE                   575150            686500
Calgon Carbon Corporation      COM              129603106      464    33400 SH       SOLE                                      33400
Celgene Corporation            COM              151020104    32867   687022 SH       SOLE                   329500            357522
Cisco Systems, Inc.            COM              17275R102    35433  1899911 SH       SOLE                   906261            993650
Coach, Inc.                    COM              189754104    36808  1369350 SH       SOLE                   636100            733250
Cognizant Technology Solutions COM              192446102    83496  3127200 SH       SOLE                  1458800           1668400
CommVault Systems, Inc.        COM              204166102      297    17900 SH       SOLE                                      17900
Concur Technologies, Inc.      COM              206708109      709    22800 SH       SOLE                                      22800
Constant Contact, Inc.         COM              210313102     1028    51800 SH       SOLE                                      51800
Costco Wholesale Corporation   COM              22160K105    17186   375400 SH       SOLE                   174900            200500
Covance Inc.                   COM              222816100    34041   691900 SH       SOLE                   306650            385250
D.R. Horton, Inc.              COM              23331A109    12518  1337400 SH       SOLE                   611700            725700
Energy Conversion Devices, Inc COM              292659109    12097   854900 SH       SOLE                   415600            439300
F5 Networks, Inc.              COM              315616102    64532  1864550 SH       SOLE                   843650           1020900
First Solar, Inc.              COM              336433107    78775   485665 SH       SOLE                   228025            257640
Gilead Sciences, Inc.          COM              375558103    82703  1765643 SH       SOLE                   836500            929143
Google Inc.                    COM              38259P508    81383   193039 SH       SOLE                    93339             99700
Greenhill & Co., Inc.          COM              395259104    17523   242670 SH       SOLE                   112086            130584
HMS Holdings Corp.             COM              40425J101     3803    93400 SH       SOLE                     1200             92200
Hologic, Inc.                  COM              436440101    21514  1509780 SH       SOLE                   659880            849900
Huron Consulting Group Inc.    COM              447462102    20986   453950 SH       SOLE                   210600            243350
IDEXX Laboratories, Inc.       COM              45168D104    21848   472900 SH       SOLE                   204000            268900
IHS Inc.                       COM              451734107     2000    40100 SH       SOLE                                      40100
ITC Holdings Corp.             COM              465685105     1207    26600 SH       SOLE                     1000             25600
Illumina, Inc.                 COM              452327109     1986    51000 SH       SOLE                     6700             44300
IntercontinentalExchange, Inc. COM              45865V100     1359    11900 SH       SOLE                                      11900
Intuitive Surgical, Inc.       COM              46120E602    25973   158702 SH       SOLE                    69650             89052
Itron, Inc.                    COM              465741106     9070   164700 SH       SOLE                    83900             80800
J. Crew Group, Inc.            COM              46612H402      894    33100 SH       SOLE                                      33100
J.C. Penney Company, Inc.      COM              708160106     2148    74800 SH       SOLE                                      74800
KB Home                        COM              48666K109     2371   173300 SH       SOLE                                     173300
MEMC Electronic Materials, Inc COM              552715104    25877  1452920 SH       SOLE                   642600            810320
MSCI Inc.                      COM              55354G100    11844   484600 SH       SOLE                   216300            268300
Medco Health Solutions, Inc.   COM              58405U102    39856   873850 SH       SOLE                   409950            463900
MercadoLibre, Inc.             COM              58733R102     4166   155000 SH       SOLE                    25600            129400
NII Holdings, Inc.             COM              62913F201    30827  1616500 SH       SOLE                   775500            841000
NetEase.com, Inc.              COM              64110W102     1513    43000 SH       SOLE                                      43000
Netflix, Inc.                  COM              64110L106    14357   347300 SH       SOLE                   160200            187100
Nordstrom, Inc.                COM              655664100    23327  1172800 SH       SOLE                   560300            612500
Ormat Technologies, Inc.       COM              686688102      984    24400 SH       SOLE                                      24400
Paychex, Inc.                  COM              704326107    31069  1232900 SH       SOLE                   561600            671300
Portfolio Recovery Associates, COM              73640Q105    28331   731500 SH       SOLE                   322050            409450
Psychiatric Solutions, Inc.    COM              74439H108    54768  2408450 SH       SOLE                  1048300           1360150
QUALCOMM Incorporated          COM              747525103    92144  2038577 SH       SOLE                   992478           1046099
Quanta Services, Inc.          COM              74762E102     2846   123050 SH       SOLE                    19350            103700
SBA Communications Corporation COM              78388J106     2064    84100 SH       SOLE                    20600             63500
SPDR Trust Series 1            COM              78462F103      316     3440 SH       SOLE                     3440
Sourcefire, Inc.               COM              83616T108     1164    93965 SH       SOLE                    37465             56500
Starent Networks, Corp.        COM              85528P108     4745   194400 SH       SOLE                    36700            157700
Stifel Financial Corp.         COM              860630102     2551    53050 SH       SOLE                    15750             37300
Strayer Education, Inc.        COM              863236105     2214    10150 SH       SOLE                      100             10050
SunPower Corporation           COM              867652109    45727  1718400 SH       SOLE                   780900            937500
True Religion Apparel, Inc.    COM              89784n104      607    27200 SH       SOLE                                      27200
Urban Outfitters, Inc.         COM              917047102    16892   808600 SH       SOLE                   375100            433500
Valmont Industries, Inc.       COM              920253101     1182    16400 SH       SOLE                                      16400
VistaPrint Limited             COM              G93762204    65014  1524350 SH       SOLE                   697750            826600
eHealth, Inc.                  COM              28238P109      970    54937 SH       SOLE                                      54937
hhgregg, Inc.                  COM              42833L108     1055    69600 SH       SOLE                                      69600
lululemon athletica inc.       COM              550021109     2661   204200 SH       SOLE                     1600            202600
priceline.com Incorporated     COM              741503403     1958    17550 SH       SOLE                                      17550
tw telecom inc.                COM              87311L104    29113  2832000 SH       SOLE                  1366000           1466000